Shareholders' Equity (Details) $ / shares in Units, ¥ in Millions						1 Months Ended			6 Months Ended	12 Months Ended
		Mar. 29, 2021 USD ($) shares	Aug. 07, 2020 $ / shares shares	Feb. 02, 2018 CNY (¥)	Sep. 13, 2017 CNY (¥)	Feb. 21, 2019 CNY (¥)	Sep. 20, 2018 CNY (¥)	Sep. 21, 2016 CNY (¥)	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Jul. 27, 2023 $ / shares shares	Mar. 31, 2022 shares	Sep. 30, 2021 shares	Mar. 25, 2021 $ / shares shares
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized									166,666,666	166,666,666
Ordinary shares par value (in Dollars per share) | $ / shares									$ 0.01875	$ 0.01875
Ordinary shares issued									3,625,000	3,625,000
Ordinary issued shares														5,000,000
Public offering price (in Dollars per share) | $ / shares														$ 5
Net proceeds (in Dollars) | $		$ 25,600,000
Ordinary shares outstanding									3,625,000	3,625,000
Price per warrant (in Dollars per share) | $ / shares									$ 0.001
Reserve is equal percentage									50.00%
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary issued shares														5,000,000
Public offering price (in Dollars per share) | $ / shares														$ 5
Option to purchase additional shares		750,000
Gross proceeds (in Dollars) | $		$ 28,750,000
Underwriter warrants [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary issued shares									300,000
Price per warrant (in Dollars per share) | $ / shares									$ 5.5
Ordinary shares percentage									6.00%
Offering price per share (in Dollars per share) | $ / shares									$ 5
Cash dividends [Member]
Shareholders' Equity (Details) [Line Items]
Cash dividend (in Yuan Renminbi) | ¥				¥ 20	¥ 30	¥ 30	¥ 10	¥ 40
Description of dividends									A total of RMB130 million (approximately $19.1 million) cash dividend was declared from September 2016 to February 2019, among which, approximately RMB20 million ($3.1 million) was paid in cash to its shareholders in 2018 and the remaining RMB110 million ($16 million) was paid to its shareholders in 2019.
Statutory Reserve and Restricted Net Assets [Member]
Shareholders' Equity (Details) [Line Items]
Statutory surplus percentage									10.00%
Restricted amounts (in Dollars) | $									$ 2,439,535
Restricted net assets (in Dollars) | $										$ 31,786,663
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued and outstanding	[1]								3,625,000	3,625,000		3,625,000	3,625,000
Underwriter warrants [Member]
Shareholders' Equity (Details) [Line Items]
Offering price percentage									110.00%
Subsequent Event [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares											$ 0.003125
Ordinary issued shares											6
Unissued share capital											1
Ordinary shares issued and outstanding											1
Subsequent Event [Member] | Share Consolidation [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares											$ 0.01875
Universe INC [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized			100,000,000						50,000
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.003125						$ 1
Ordinary shares issued			16,000,000						50,000
Ordinary issued shares			50,000
Original shares par value (in Dollars per share) | $ / shares			$ 1
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.003125
Issued shares									16,000,000
Universe INC [Member] | Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares outstanding description			As a result of this forward split of the outstanding ordinary shares at a ratio of 320-for-1 share, a total of 16,000,000 shares were issued and outstanding after the split.

[1]	Retrospectively restated for effect of 6-for-1 share consolidation.